April 20, 2022

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Virtus Alternative Solutions Trust (File No. 811-22906)

Virtus Asset Trust (File No. 811-07705)

Virtus Equity Trust (File No. 811-00945)

Virtus Opportunities Trust (File No. 811-07455)

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder, enclosed for filing electronically is the joint preliminary proxy statement on Schedule 14A of Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust and Virtus Opportunities Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3069.

Very Truly Yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz

Enclosures:

cc: Kevin J. Carr, Esq.